American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
April 30, 2022

Strategic Allocation: Moderate - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 46.9%
American Century Diversified Corporate Bond ETF	541,178	25,592,524
American Century Emerging Markets Bond ETF	231,939	9,434,072
American Century Focused Dynamic Growth ETF(2)	354,537	21,633,210
American Century Focused Large Cap Value ETF	496,127	29,290,346
American Century Multisector Income ETF	833,121	38,037,722
American Century Quality Diversified International ETF	687,150	29,573,493
American Century STOXX U.S. Quality Growth ETF	546,418	33,708,526
American Century STOXX U.S. Quality Value ETF	842,165	42,057,889
Avantis Emerging Markets Equity ETF	608,366	33,989,408
Avantis International Equity ETF	550,317	31,032,376
Avantis International Small Cap Value ETF	144,156	8,548,451
Avantis U.S. Equity ETF	694,157	49,292,089
Avantis U.S. Small Cap Value ETF	262,393	19,713,586
TOTAL AFFILIATED FUNDS (Cost $325,717,433)		371,903,692
COMMON STOCKS — 24.9%
Aerospace and Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.(2)	4,300	171,914
BAE Systems PLC	14,647	135,289
CAE, Inc.(2)	8,924	212,220
General Dynamics Corp.	797	188,514
HEICO Corp.	2,617	369,599
Hensoldt AG	2,579	71,823
Huntington Ingalls Industries, Inc.	965	205,294
Leonardo SpA(2)	6,883	70,836
Lockheed Martin Corp.	1,337	577,744
Mercury Systems, Inc.(2)	1,993	111,190
Thales SA	2,983	381,898
		2,496,321
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	2,625	472,448
Airlines — 0.1%
JET2 PLC(2)	1,324	20,333
Southwest Airlines Co.(2)	21,681	1,012,936
		1,033,269
Auto Components — 0.4%
Aptiv PLC(2)	6,543	696,175
BorgWarner, Inc.	19,479	717,412
Bridgestone Corp.	6,300	230,918
CIE Automotive SA	337	7,347
Continental AG(2)	10,119	693,568
Fox Factory Holding Corp.(2)	1,089	89,167
Hyundai Mobis Co. Ltd.	1,898	308,780
Linamar Corp.	6,251	247,578
Sumitomo Rubber Industries Ltd.	28,600	247,899
		3,238,844
Automobiles — 0.4%
Bayerische Motoren Werke AG	11,953	976,151
Mercedes-Benz Group AG	15,000	1,047,018
Nissan Motor Co. Ltd.(2)	101,900	407,961

Tesla, Inc.(2)	1,078	938,679
		3,369,809
Banks — 1.4%
AIB Group PLC	26,804	58,222
Banco Bilbao Vizcaya Argentaria SA	80,454	422,162
Banco Bradesco SA	177,263	532,081
Banco de Sabadell SA	26,250	20,372
Banco do Brasil SA	80,200	538,565
Bancorp, Inc.(2)	3,928	89,126
Bank Central Asia Tbk PT	867,500	486,556
Bank of America Corp.	7,164	255,612
Barclays PLC	382,887	703,800
BNP Paribas SA	12,593	652,964
Canadian Western Bank	4,802	121,148
Commerce Bancshares, Inc.	1,259	86,078
First Hawaiian, Inc.	24,707	583,332
Fukuoka Financial Group, Inc.	4,500	82,221
HDFC Bank Ltd., ADR	6,467	357,043
HSBC Holdings PLC	29,200	183,174
JPMorgan Chase & Co.	5,992	715,205
Jyske Bank A/S(2)	1,659	91,733
M&T Bank Corp.	1,170	194,969
Mitsubishi UFJ Financial Group, Inc.	86,900	505,182
Mizuho Financial Group, Inc.	37,200	451,709
Prosperity Bancshares, Inc.	10,194	666,484
Regions Financial Corp.	30,710	636,311
Silvergate Capital Corp., Class A(2)	905	105,849
Standard Chartered PLC (London)	61,696	421,774
Sumitomo Mitsui Financial Group, Inc.	13,800	416,952
Triumph Bancorp, Inc.(2)	1,378	95,688
Truist Financial Corp.	15,867	767,170
UniCredit SpA	31,206	288,814
Virgin Money UK PLC	26,075	55,754
Westamerica Bancorporation	5,497	323,883
		10,909,933
Beverages — 0.2%
Celsius Holdings, Inc.(2)	6,246	324,792
Duckhorn Portfolio, Inc.(2)	372	7,224
MGP Ingredients, Inc.	1,467	133,981
PepsiCo, Inc.	4,610	791,583
Pernod Ricard SA	2,262	466,841
Royal Unibrew A/S	1,052	90,673
		1,815,094
Biotechnology — 0.5%
ADC Therapeutics SA(2)(3)	3,502	41,219
Alnylam Pharmaceuticals, Inc.(2)	1,279	170,657
Amgen, Inc.	1,120	261,173
Arcus Biosciences, Inc.(2)	861	20,845
Arcutis Biotherapeutics, Inc.(2)	4,178	84,354
Biohaven Pharmaceutical Holding Co. Ltd.(2)	4,843	431,850
Blueprint Medicines Corp.(2)	1,482	86,475
Bridgebio Pharma, Inc.(2)	2,572	20,627
Celldex Therapeutics, Inc.(2)	1,527	46,650
Centessa Pharmaceuticals PLC, ADR(2)(3)	4,168	36,345
CSL Ltd.	2,538	484,378

Cytokinetics, Inc.(2)	3,203	127,704
Erasca, Inc.(2)(3)	2,592	18,870
Fate Therapeutics, Inc.(2)	1,731	49,437
Global Blood Therapeutics, Inc.(2)	3,007	92,315
Halozyme Therapeutics, Inc.(2)	3,980	158,802
Horizon Therapeutics PLC(2)	5,473	539,419
Insmed, Inc.(2)	4,752	104,401
Intellia Therapeutics, Inc.(2)	603	29,565
Iovance Biotherapeutics, Inc.(2)	1,293	19,589
KalVista Pharmaceuticals, Inc.(2)	3,850	49,010
Karuna Therapeutics, Inc.(2)	1,067	118,928
Kinnate Biopharma, Inc.(2)(3)	2,613	19,519
Kymera Therapeutics, Inc.(2)	1,679	52,637
Natera, Inc.(2)	2,478	87,027
Neurocrine Biosciences, Inc.(2)	3,778	340,133
Relay Therapeutics, Inc.(2)	1,765	42,060
Sarepta Therapeutics, Inc.(2)	4,550	329,056
Vertex Pharmaceuticals, Inc.(2)	1,416	386,879
Vitrolife AB	433	11,134
		4,261,058
Building Products — 0.3%
Cie de Saint-Gobain	7,566	441,387
Hayward Holdings, Inc.(2)	9,087	144,483
Johnson Controls International PLC	9,206	551,163
Masco Corp.	4,241	223,458
Masonite International Corp.(2)	1,390	107,753
Sanwa Holdings Corp.	6,400	58,306
Trane Technologies PLC	3,873	541,794
Trex Co., Inc.(2)	923	53,709
Zurn Water Solutions Corp.	10,569	329,964
		2,452,017
Capital Markets — 1.0%
Ameriprise Financial, Inc.	2,735	726,115
Ares Management Corp., Class A	3,401	225,214
Bank of New York Mellon Corp.	24,258	1,020,291
BlackRock, Inc.	576	359,816
Credit Suisse Group AG(2)	76,024	515,999
Intercontinental Exchange, Inc.	1,951	225,945
LPL Financial Holdings, Inc.	4,935	927,138
Morgan Stanley	8,811	710,079
MSCI, Inc.	1,198	504,658
Northern Trust Corp.	11,408	1,175,594
Open Lending Corp., Class A(2)	3,578	48,804
Partners Group Holding AG	401	424,858
S&P Global, Inc.	1,429	538,019
State Street Corp.	2,867	192,003
T. Rowe Price Group, Inc.	5,772	710,187
		8,304,720
Chemicals — 0.6%
Air Liquide SA	2,312	399,995
Air Products and Chemicals, Inc.	858	200,832
Akzo Nobel NV	888	77,031
Albemarle Corp.	766	147,708
Avient Corp.	4,027	198,289
Axalta Coating Systems Ltd.(2)	20,475	519,451

Diversey Holdings Ltd.(2)	17,192	133,066
Ecolab, Inc.	1,198	202,869
Element Solutions, Inc.	27,569	568,473
K&S AG(2)	2,403	80,712
Koninklijke DSM NV	2,733	459,444
Linde PLC	2,119	661,043
OCI NV(2)	2,721	103,106
Sherwin-Williams Co.	907	249,389
Sika AG	1,060	323,785
Symrise AG	1,515	181,321
Tokyo Ohka Kogyo Co. Ltd.	1,000	54,336
		4,560,850
Commercial Services and Supplies — 0.2%
Brink's Co.	3,054	180,033
Clean Harbors, Inc.(2)	1,558	163,481
Cleanaway Waste Management Ltd.	32,694	73,285
Driven Brands Holdings, Inc.(2)	7,752	216,203
Elis SA(2)	5,284	75,779
GFL Environmental, Inc.	13,114	395,125
Japan Elevator Service Holdings Co. Ltd.	2,900	37,900
Republic Services, Inc.	1,834	246,251
		1,388,057
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	9,677	1,118,371
Cisco Systems, Inc.	19,127	936,840
F5, Inc.(2)	5,675	950,052
Juniper Networks, Inc.	3,679	115,962
		3,121,225
Construction and Engineering — 0.1%
Arcadis NV	1,285	53,615
Construction Partners, Inc., Class A(2)	5,698	147,065
Hazama Ando Corp.	13,100	91,017
SHO-BOND Holdings Co. Ltd.	1,300	54,639
Vinci SA	1,058	102,662
		448,998
Construction Materials†
Eagle Materials, Inc.	956	117,894
Summit Materials, Inc., Class A(2)	5,318	147,840
		265,734
Consumer Finance — 0.1%
American Express Co.	2,918	509,804
Containers and Packaging — 0.4%
Amcor PLC	33,651	399,101
AptarGroup, Inc.	849	97,491
Avery Dennison Corp.	3,091	558,235
Ball Corp.	3,664	297,370
Huhtamaki Oyj	489	18,639
Intertape Polymer Group, Inc.(3)	7,431	229,932
Packaging Corp. of America	4,035	650,321
Ranpak Holdings Corp.(2)	1,929	29,089
SIG Group AG(2)	14,625	306,181
Sonoco Products Co.	12,400	767,684
		3,354,043
Distributors†
D'ieteren Group	733	117,656

Diversified Consumer Services†
European Wax Center, Inc., Class A	4,561	125,199
IDP Education Ltd.	3,006	55,766
		180,965
Diversified Financial Services†
Zenkoku Hosho Co. Ltd.	2,200	77,212
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA	689	32,114
IHS Holding Ltd.(2)	3,001	31,511
Verizon Communications, Inc.	9,134	422,904
		486,529
Electric Utilities — 0.5%
Acciona SA	514	100,614
Contact Energy Ltd.	6,972	36,628
Edison International	14,309	984,316
Evergy, Inc.	3,075	208,639
Eversource Energy	2,971	259,665
Iberdrola SA	46,770	537,425
NextEra Energy, Inc.	11,962	849,541
Pinnacle West Capital Corp.	7,359	523,961
Xcel Energy, Inc.	2,064	151,209
		3,651,998
Electrical Equipment — 0.7%
AMETEK, Inc.	5,484	692,410
Eaton Corp. PLC	2,466	357,619
Emerson Electric Co.	11,359	1,024,355
Generac Holdings, Inc.(2)	1,186	260,185
Hexatronic Group AB(3)	1,457	61,643
Hubbell, Inc.	1,158	226,227
Nexans SA	795	72,415
nVent Electric PLC	33,299	1,124,840
Plug Power, Inc.(2)(3)	6,154	129,357
Regal Rexnord Corp.	3,435	437,069
Rockwell Automation, Inc.	2,241	566,233
Schneider Electric SE	4,741	680,187
Sensata Technologies Holding PLC(2)	2,965	134,641
Ushio, Inc.	5,100	66,124
		5,833,305
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	2,400	391,632
Cognex Corp.	11,851	801,483
Comet Holding AG	32	6,918
Hexagon AB, B Shares	27,798	358,675
Jabil, Inc.	2,174	125,505
Keyence Corp.	1,100	442,204
Keysight Technologies, Inc.(2)	6,877	964,637
National Instruments Corp.	5,554	200,722
Sesa SpA	583	84,283
TE Connectivity Ltd.	2,605	325,052
		3,701,111
Energy Equipment and Services — 0.2%
Aker Solutions ASA	22,436	77,524
Baker Hughes Co.	20,659	640,842
Schlumberger NV	17,152	669,100
		1,387,466

Entertainment — 0.2%
CTS Eventim AG & Co. KGaA(2)	1,150	78,931
Electronic Arts, Inc.	1,623	191,595
Live Nation Entertainment, Inc.(2)	2,979	312,438
ROBLOX Corp., Class A(2)	2,177	66,725
Roku, Inc.(2)	2,029	188,494
Universal Music Group NV	19,307	448,046
Walt Disney Co.(2)	4,466	498,540
		1,784,769
Equity Real Estate Investment Trusts (REITs) — 1.5%
Allied Properties Real Estate Investment Trust	1,273	41,352
American Homes 4 Rent, Class A	2,312	91,578
AvalonBay Communities, Inc.	1,221	277,753
Big Yellow Group PLC	2,081	37,608
Brixmor Property Group, Inc.	2,436	61,826
Camden Property Trust	1,045	163,950
CapitaLand Integrated Commercial Trust	40,300	67,526
Comforia Residential REIT, Inc.	23	57,312
Dexus	9,194	71,884
Digital Core REIT Management Pte. Ltd.(2)	28,090	27,851
Digital Realty Trust, Inc.	1,245	181,919
DigitalBridge Group, Inc.(2)	20,714	144,169
Dream Industrial Real Estate Investment Trust	2,253	26,237
Embassy Office Parks REIT	5,991	30,074
Equinix, Inc.	1,127	810,403
Equity Lifestyle Properties, Inc.	1,580	122,102
Essential Properties Realty Trust, Inc.	2,654	63,696
Essex Property Trust, Inc.	1,655	544,942
Fibra Uno Administracion SA de CV	86,299	94,307
Goodman Group	9,928	165,241
Healthcare Trust of America, Inc., Class A	8,987	273,744
Healthpeak Properties, Inc.	25,587	839,509
Host Hotels & Resorts, Inc.	6,534	132,967
Innovative Industrial Properties, Inc.	300	43,377
Invincible Investment Corp.	175	57,063
Invitation Homes, Inc.	4,509	179,548
Iron Mountain, Inc.	1,256	67,485
Japan Hotel REIT Investment Corp.	183	92,943
Kilroy Realty Corp.	1,608	112,560
Kimco Realty Corp.	7,128	180,552
Kite Realty Group Trust	7,392	164,842
Klepierre SA(2)	1,283	30,709
Life Storage, Inc.	941	124,673
Link REIT	4,900	42,325
Mitsubishi Estate Logistics REIT Investment Corp.(2)	7	25,114
NETSTREIT Corp.	2,825	61,077
Prologis, Inc.	11,313	1,813,361
Public Storage	801	297,571
Regency Centers Corp.	9,643	663,728
Rexford Industrial Realty, Inc.	7,724	602,781
Ryman Hospitality Properties, Inc.(2)	2,549	238,281
SBA Communications Corp.	222	77,058
Scentre Group	43,512	90,658
Segro PLC	35,815	599,618
Shaftesbury PLC	5,408	40,498

SOSiLA Logistics REIT, Inc.	27	32,820
Spirit Realty Capital, Inc.	1,054	45,796
Stockland, REIT	10,079	29,173
Suntec Real Estate Investment Trust	42,400	56,013
Tritax Big Box REIT PLC	46,083	140,676
UDR, Inc.	3,373	179,477
Ventas, Inc.	1,915	106,378
VICI Properties, Inc.	23,656	705,189
Welltower, Inc.	2,133	193,698
Weyerhaeuser Co.	5,594	230,585
Workspace Group PLC	4,691	39,257
		11,692,834
Food and Staples Retailing — 0.4%
Axfood AB(3)	1,514	44,802
BJ's Wholesale Club Holdings, Inc.(2)	3,374	217,117
Costco Wholesale Corp.	669	355,721
Grocery Outlet Holding Corp.(2)	3,672	123,636
Kobe Bussan Co. Ltd.	13,700	333,996
Koninklijke Ahold Delhaize NV	30,352	895,262
MARR SpA	3,226	52,243
Metcash Ltd.	10,558	35,443
Sysco Corp.	9,677	827,190
		2,885,410
Food Products — 0.5%
Bakkafrost P/F	698	47,923
Conagra Brands, Inc.	29,585	1,033,404
General Mills, Inc.	4,600	325,358
Hershey Co.	3,607	814,352
J.M. Smucker Co.	2,719	372,313
Kellogg Co.	4,637	317,635
Mondelez International, Inc., Class A	6,178	398,358
Orkla ASA	37,876	307,350
Sovos Brands, Inc.(2)	7,283	109,973
Vital Farms, Inc.(2)	2,184	25,116
		3,751,782
Gas Utilities — 0.1%
Atmos Energy Corp.	2,367	268,418
Brookfield Infrastructure Corp., Class A	1,205	85,458
Italgas SpA	5,563	36,019
Nippon Gas Co. Ltd.	6,800	96,494
Spire, Inc.	6,365	463,054
		949,443
Health Care Equipment and Supplies — 0.8%
Alcon, Inc.	4,871	347,793
Align Technology, Inc.(2)	612	177,425
Becton Dickinson and Co.	1,857	459,032
DENTSPLY SIRONA, Inc.	6,981	279,170
DexCom, Inc.(2)	1,491	609,193
Edwards Lifesciences Corp.(2)	4,666	493,569
Embecta Corp.(2)	9,408	286,285
Envista Holdings Corp.(2)	2,396	94,930
Establishment Labs Holdings, Inc.(2)	1,465	103,663
IDEXX Laboratories, Inc.(2)	1,482	637,971
Inari Medical, Inc.(2)	2,173	175,361
Inmode Ltd.(2)	247	6,202

Jeol Ltd.	1,400	62,872
Koninklijke Philips NV	9,327	240,450
Medtronic PLC	3,574	372,983
Menicon Co. Ltd.	2,400	51,263
NeuroPace, Inc.(2)(3)	4,545	36,542
ResMed, Inc.	466	93,186
SI-BONE, Inc.(2)	6,429	128,451
Silk Road Medical, Inc.(2)	4,014	140,691
Tandem Diabetes Care, Inc.(2)	1,724	166,332
Zimmer Biomet Holdings, Inc.	13,185	1,592,089
Zimvie, Inc.(2)	341	7,672
		6,563,125
Health Care Providers and Services — 1.0%
Alfresa Holdings Corp.	21,700	295,092
Amedisys, Inc.(2)	1,975	252,109
AmerisourceBergen Corp.	2,158	326,484
Amvis Holdings, Inc.	2,200	86,130
Cardinal Health, Inc.	10,778	625,663
Chartwell Retirement Residences	6,777	64,359
Cigna Corp.	2,681	661,617
Covetrus, Inc.(2)	3,910	53,958
CVS Health Corp.	5,816	559,092
Encompass Health Corp.	1,677	115,428
Ensign Group, Inc.	1,557	125,074
HealthEquity, Inc.(2)	3,409	212,449
Henry Schein, Inc.(2)	8,146	660,641
Humana, Inc.	540	240,062
Invitae Corp.(2)	5,240	27,824
McKesson Corp.	931	288,247
Progyny, Inc.(2)	2,479	95,318
Quest Diagnostics, Inc.	7,182	961,239
R1 RCM, Inc.(2)	18,360	413,467
RadNet, Inc.(2)	4,338	84,591
Tenet Healthcare Corp.(2)	1,749	126,820
UnitedHealth Group, Inc.	1,659	843,684
Universal Health Services, Inc., Class B	6,827	836,512
		7,955,860
Health Care Technology — 0.1%
Cerner Corp.	2,285	213,968
Health Catalyst, Inc.(2)	5,674	94,415
OptimizeRx Corp.(2)	3,439	96,670
Schrodinger, Inc.(2)	2,860	70,699
Veeva Systems, Inc., Class A(2)	2,820	513,099
		988,851
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	3,985	610,542
Autogrill SpA(2)(3)	12,618	93,700
Basic-Fit NV(2)	1,794	75,163
Booking Holdings, Inc.(2)	180	397,856
Chipotle Mexican Grill, Inc.(2)	650	946,146
Churchill Downs, Inc.	844	171,281
Corporate Travel Management Ltd.(2)	4,932	88,986
Cracker Barrel Old Country Store, Inc.	2,576	285,910
Expedia Group, Inc.(2)	2,589	452,428
Greggs PLC	620	18,089

Hilton Worldwide Holdings, Inc.(2)	7,483	1,162,035
Planet Fitness, Inc., Class A(2)	2,588	207,118
Scandic Hotels Group AB(2)(3)	15,327	58,986
SeaWorld Entertainment, Inc.(2)	3,020	203,669
Sodexo SA	7,132	536,509
Wingstop, Inc.	1,625	149,110
Wyndham Hotels & Resorts, Inc.	1,498	131,764
		5,589,292
Household Durables — 0.2%
Electrolux AB, B Shares	19,432	296,346
Haseko Corp.	15,400	168,738
Open House Group Co. Ltd.	1,300	50,303
Sonos, Inc.(2)	3,744	85,438
Taylor Wimpey PLC	332,966	523,674
Token Corp.	1,200	79,879
		1,204,378
Household Products — 0.2%
Colgate-Palmolive Co.	2,988	230,225
Henkel AG & Co. KGaA, Preference Shares	1,203	77,246
Kimberly-Clark Corp.	6,089	845,336
Procter & Gamble Co.	3,943	633,049
		1,785,856
Independent Power and Renewable Electricity Producers†
West Holdings Corp.	1,900	74,945
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,046	589,431
Lifco AB, B Shares	1,541	32,323
Turkiye Sise ve Cam Fabrikalari AS	334,135	407,578
		1,029,332
Insurance — 0.6%
Aegon NV	61,705	319,921
Aflac, Inc.	7,313	418,889
Allstate Corp.	7,136	902,989
ASR Nederland NV	3,061	139,118
Chubb Ltd.	1,963	405,261
Goosehead Insurance, Inc., Class A	2,063	118,602
Hanover Insurance Group, Inc.	876	128,614
Kinsale Capital Group, Inc.	808	179,126
Marsh & McLennan Cos., Inc.	2,045	330,677
Prudential Financial, Inc.	2,424	263,028
Reinsurance Group of America, Inc.	8,321	893,010
RLI Corp.	1,054	120,978
Storebrand ASA	12,925	112,269
Travelers Cos., Inc.	2,004	342,804
Unipol Gruppo SpA	6,652	36,271
		4,711,557
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	1,047	2,389,453
Autohome, Inc., ADR	8,637	251,078
Baidu, Inc., Class A(2)	32,700	521,359
Cargurus, Inc.(2)	4,863	158,923
carsales.com Ltd.	4,155	61,340
Domain Holdings Australia Ltd.	13,591	33,099
Eventbrite, Inc., Class A(2)	9,890	104,636
Match Group, Inc.(2)	7,103	562,202

QuinStreet, Inc.(2)	7,433	70,688
Tencent Holdings Ltd.	14,200	669,173
		4,821,951
Internet and Direct Marketing Retail — 0.4%
Alibaba Group Holding Ltd.(2)	47,100	574,511
Amazon.com, Inc.(2)	595	1,478,950
ASOS PLC(2)	16,754	291,729
Chewy, Inc., Class A(2)(3)	4,991	145,038
Etsy, Inc.(2)	2,362	220,115
JD.com, Inc., Class A(2)	11,428	356,308
		3,066,651
IT Services — 0.8%
Accenture PLC, Class A	1,925	578,193
Adyen NV(2)	236	395,841
Alten SA	324	43,483
Amdocs Ltd.	6,120	487,703
Atos SE	4,285	104,389
Block, Inc.(2)	4,402	438,175
Capgemini SE	3,181	647,585
Capita PLC(2)	171,107	51,063
Cloudflare, Inc., Class A(2)	4,534	390,559
DigitalOcean Holdings, Inc.(2)	2,649	104,450
Endava PLC, ADR(2)	576	57,946
EPAM Systems, Inc.(2)	1,320	349,787
Euronet Worldwide, Inc.(2)	175	21,289
Indra Sistemas SA(2)	20,732	211,271
Mastercard, Inc., Class A	1,981	719,856
MAXIMUS, Inc.	1,011	73,682
NEXTDC Ltd.(2)	8,209	63,733
Nuvei Corp.(2)	1,075	60,103
Okta, Inc.(2)	1,557	185,766
PayPal Holdings, Inc.(2)	888	78,082
Perficient, Inc.(2)	1,079	107,263
Switch, Inc., Class A	6,206	185,311
TDCX, Inc., ADR(2)	3,324	46,037
Thoughtworks Holding, Inc.(2)	6,250	115,688
Visa, Inc., Class A	3,322	708,018
		6,225,273
Leisure Products — 0.1%
Brunswick Corp.	1,767	133,603
Callaway Golf Co.(2)	6,103	133,900
Polaris, Inc.	3,883	368,652
		636,155
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	7,117	848,845
Bio-Techne Corp.	1,093	415,001
ICON PLC(2)	2,714	613,934
IQVIA Holdings, Inc.(2)	1,493	325,459
Lonza Group AG	822	484,679
MaxCyte, Inc.(2)	12,457	69,012
Mettler-Toledo International, Inc.(2)	491	627,267
Repligen Corp.(2)	1,380	216,991
Thermo Fisher Scientific, Inc.	965	533,568
		4,134,756
Machinery — 0.5%
AGCO Corp.	854	108,800

Astec Industries, Inc.	2,487	97,242
ATS Automation Tooling Systems, Inc.(2)	4,484	130,857
Cummins, Inc.	3,158	597,462
Deere & Co.	550	207,652
Graco, Inc.	5,266	326,597
IHI Corp.	3,300	74,827
IMI PLC	11,058	186,158
John Bean Technologies Corp.	1,330	156,794
Kornit Digital Ltd.(2)	151	10,041
Metso Outotec Oyj	4,849	41,289
Mueller Water Products, Inc., Class A	8,353	100,487
Oshkosh Corp.	7,149	660,853
PACCAR, Inc.	4,332	359,773
Parker-Hannifin Corp.	3,087	836,021
Stanley Black & Decker, Inc.	1,371	164,726
Trelleborg AB, B Shares(3)	1,979	43,407
Xylem, Inc.	2,348	189,014
		4,292,000
Media — 0.2%
Comcast Corp., Class A	5,555	220,867
Fox Corp., Class B	22,258	739,856
Future PLC	248	6,792
Publicis Groupe SA	8,884	533,366
S4 Capital PLC(2)	2,000	7,565
WPP PLC	38,375	478,339
		1,986,785
Metals and Mining — 0.1%
AMG Advanced Metallurgical Group NV	1,616	63,189
ERO Copper Corp.(2)	15,562	223,742
IGO Ltd.	8,880	80,740
Lynas Rare Earths Ltd.(2)	12,512	78,515
MMC Norilsk Nickel PJSC	2,658	6,874
OZ Minerals Ltd.	5,671	98,437
SSR Mining, Inc. (NASDAQ)	3,943	86,785
		638,282
Multi-Utilities — 0.1%
NorthWestern Corp.	11,123	630,563
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	5,893	957,318
Ollie's Bargain Outlet Holdings, Inc.(2)	1,964	94,370
Target Corp.	1,194	273,008
		1,324,696
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	9,322	890,437
Devon Energy Corp.	15,544	904,194
Enterprise Products Partners LP	20,599	533,720
Euronav NV(2)	3,710	42,898
Excelerate Energy, Inc.	5,754	155,416
Matador Resources Co.	5,552	271,049
Phillips 66	3,072	266,527
Pioneer Natural Resources Co.	3,427	796,675
Whitecap Resources, Inc.(3)	35,666	292,346
		4,153,262
Paper and Forest Products — 0.1%
Holmen AB, B Shares	1,020	58,955

Mondi PLC	28,758	540,247
		599,202
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	804	212,304
Medifast, Inc.	840	149,823
Rohto Pharmaceutical Co. Ltd.	2,900	77,443
		439,570
Pharmaceuticals — 1.0%
ALK-Abello A/S(2)	2,854	62,256
Arvinas, Inc.(2)	1,211	66,569
AstraZeneca PLC	5,758	768,355
AstraZeneca PLC, ADR	15,769	1,047,062
Bristol-Myers Squibb Co.	8,693	654,322
Edgewise Therapeutics, Inc.(2)	2,573	20,533
GlaxoSmithKline PLC	51,725	1,166,015
Harmony Biosciences Holdings, Inc.(2)	1,637	73,730
Intra-Cellular Therapies, Inc.(2)	2,275	115,138
Laboratorios Farmaceuticos Rovi SA	611	41,720
Merck & Co., Inc.	5,476	485,666
Novartis AG	4,949	437,339
Novo Nordisk A/S, B Shares	9,767	1,115,648
Sanofi	2,972	314,125
Sanofi, ADR	16,167	844,726
Takeda Pharmaceutical Co. Ltd.	19,000	551,314
Ventyx Biosciences, Inc.(2)(3)	3,240	47,077
Zoetis, Inc.	2,490	441,352
		8,252,947
Professional Services — 0.4%
ALS Ltd.	8,254	74,741
ASGN, Inc.(2)	734	83,272
BayCurrent Consulting, Inc.	200	65,574
Bureau Veritas SA	19,210	551,840
CoStar Group, Inc.(2)	5,056	321,663
DKSH Holding AG	1,327	113,943
First Advantage Corp.(2)	8,687	150,806
Jacobs Engineering Group, Inc.	4,820	667,811
Teleperformance	874	313,688
Verisk Analytics, Inc.	2,384	486,455
Visional, Inc.(2)	1,300	71,541
		2,901,334
Real Estate Management and Development — 0.1%
Altus Group Ltd.(3)	3,052	114,297
Capitaland Investment Ltd.(2)	37,600	114,011
City Developments Ltd.	13,100	80,318
Colliers International Group, Inc. (Toronto)	304	33,567
CTP NV	1,838	26,024
Fastighets AB Balder, B Shares(2)	1,246	61,761
Grainger PLC	23,640	87,935
Hulic Co. Ltd.	3,900	32,929
Newmark Group, Inc., Class A	6,214	75,500
PSP Swiss Property AG	571	71,964
Tokyu Fudosan Holdings Corp.	13,200	68,689
Tricon Residential, Inc.	890	12,896
Tricon Residential, Inc. (Toronto)	18,051	261,214
VGP NV	126	32,772
		1,073,877

Road and Rail — 0.3%
Canadian Pacific Railway Ltd.	8,176	598,061
Heartland Express, Inc.	21,855	301,599
Lyft, Inc., Class A(2)	9,384	305,918
Nagoya Railroad Co. Ltd.	4,900	78,699
Norfolk Southern Corp.	3,159	814,643
TFI International, Inc.	235	18,904
Union Pacific Corp.	1,151	269,668
		2,387,492
Semiconductors and Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.(2)	2,933	250,830
Ambarella, Inc.(2)	815	66,895
Analog Devices, Inc.	3,329	513,931
Applied Materials, Inc.	3,738	412,488
ASML Holding NV	698	396,142
BE Semiconductor Industries NV(3)	669	40,781
Enphase Energy, Inc.(2)	3,261	526,325
Ichor Holdings Ltd.(2)	2,490	72,484
Infineon Technologies AG	9,074	257,549
MACOM Technology Solutions Holdings, Inc.(2)	1,491	75,967
Marvell Technology, Inc.	4,488	260,663
Monolithic Power Systems, Inc.	906	355,370
Nova Ltd.(2)	726	71,591
NVIDIA Corp.	4,654	863,177
Onto Innovation, Inc.(2)	2,258	160,634
Power Integrations, Inc.	2,151	172,080
Semtech Corp.(2)	2,503	149,179
Skyworks Solutions, Inc.	3,249	368,112
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	524,397
		5,538,595
Software — 1.7%
Adobe, Inc.(2)	861	340,913
Atlassian Corp. PLC, Class A(2)	2,497	561,400
Box, Inc., Class A(2)	4,592	140,607
Cadence Design Systems, Inc.(2)	6,498	980,223
CDK Global, Inc.	6,336	344,742
Dassault Systemes SE	9,386	415,090
Datadog, Inc., Class A(2)	4,701	567,787
Descartes Systems Group, Inc.(2)	577	35,838
DocuSign, Inc.(2)	1,985	160,785
HubSpot, Inc.(2)	507	192,371
JFrog Ltd.(2)	3,539	73,859
Kinaxis, Inc.(2)	402	44,486
m-up Holdings, Inc.	5,600	44,100
Manhattan Associates, Inc.(2)	7,825	1,021,554
Microsoft Corp.	14,085	3,908,869
nCino, Inc.(2)	2,306	86,452
New Relic, Inc.(2)	1,306	82,631
Open Text Corp.	13,201	528,700
Palo Alto Networks, Inc.(2)	3,504	1,966,725
Paycor HCM, Inc.(2)	8,151	200,759
Paylocity Holding Corp.(2)	1,061	201,197
SailPoint Technologies Holdings, Inc.(2)	2,075	132,447
Salesforce, Inc.(2)	1,493	262,678
ServiceNow, Inc.(2)	307	146,777

Sprout Social, Inc., Class A(2)	2,794	171,216
SPS Commerce, Inc.(2)	1,461	174,779
Tenable Holdings, Inc.(2)	4,208	232,408
Trade Desk, Inc., Class A(2)	9,623	566,987
Workday, Inc., Class A(2)	594	122,780
		13,709,160
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	4,772	952,634
Burlington Stores, Inc.(2)	2,133	434,193
City Chic Collective Ltd.(2)(3)	3,804	7,918
Five Below, Inc.(2)	1,395	219,155
Home Depot, Inc.	2,696	809,878
Leslie's, Inc.(2)	10,585	207,466
Musti Group Oyj(2)	924	21,740
National Vision Holdings, Inc.(2)	4,098	154,290
Nextage Co. Ltd.	4,300	65,719
Petco Health & Wellness Co., Inc.(2)	8,556	164,789
Pets at Home Group PLC	7,252	28,149
TJX Cos., Inc.	5,736	351,502
Tractor Supply Co.	819	164,988
Watches of Switzerland Group PLC(2)	8,241	104,195
		3,686,616
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	14,599	2,301,533
HP, Inc.	17,721	649,120
Pure Storage, Inc., Class A(2)	2,193	64,255
		3,014,908
Textiles, Apparel and Luxury Goods — 0.4%
Asics Corp.	2,900	45,753
Crocs, Inc.(2)	1,705	113,263
Deckers Outdoor Corp.(2)	517	137,393
EssilorLuxottica SA	2,354	400,763
HUGO BOSS AG	631	35,388
Li Ning Co. Ltd.	46,500	362,429
lululemon athletica, Inc.(2)	2,107	747,205
LVMH Moet Hennessy Louis Vuitton SE	851	550,712
NIKE, Inc., Class B	3,580	446,426
Puma SE	3,271	240,676
		3,080,008
Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	21,200	204,156
Trading Companies and Distributors — 0.3%
AddTech AB, B Shares	3,718	65,587
Ashtead Group PLC	5,653	292,301
Beacon Roofing Supply, Inc.(2)	6,497	387,416
Diploma PLC	2,736	93,841
Electrocomponents PLC	6,477	84,541
Finning International, Inc.	1,187	33,393
H&E Equipment Services, Inc.	4,488	159,234
MonotaRO Co. Ltd.	15,100	259,388
MSC Industrial Direct Co., Inc., Class A	10,425	863,816
Yamazen Corp.	7,500	55,390
		2,294,907
Transportation Infrastructure†
Japan Airport Terminal Co. Ltd.(2)	1,700	70,442

SATS Ltd.(2)		23,100	75,423
			145,865
Water Utilities†
SJW Group		2,514	148,326
TOTAL COMMON STOCKS (Cost $159,801,495)			197,793,237
U.S. TREASURY SECURITIES — 7.8%
U.S. Treasury Bonds, 2.375%, 2/15/42		11,500,000	10,164,922
U.S. Treasury Bonds, 3.125%, 8/15/44		200,000	197,539
U.S. Treasury Bonds, 2.50%, 2/15/45		1,060,000	939,218
U.S. Treasury Bonds, 3.00%, 5/15/45		560,000	542,106
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	97,051
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25		1,129,350	1,240,828
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		351,870	399,869
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,500,493	1,771,164
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		159,909	215,717
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		787,932	1,038,636
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		1,062,818	1,404,290
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,197,523	1,229,797
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		3,227,382	3,819,152
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		2,844,626	2,985,606
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		646,712	704,533
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		1,090,210	1,001,900
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27		4,483,932	4,599,708
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		2,128,795	2,224,120
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		2,135,790	2,287,598
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		4,182,795	4,245,468
U.S. Treasury Notes, 0.25%, 5/31/25		9,900,000	9,128,354
U.S. Treasury Notes, 0.50%, 4/30/27		6,000,000	5,322,187
U.S. Treasury Notes, 2.25%, 8/15/27		400,000	386,172
U.S. Treasury Notes, 0.625%, 5/15/30		1,100,000	920,734
U.S. Treasury Notes, 1.875%, 2/15/32		5,800,000	5,297,031
TOTAL U.S. TREASURY SECURITIES (Cost $63,766,019)			62,163,700
CORPORATE BONDS — 3.5%
Aerospace and Defense — 0.1%
Boeing Co., 5.81%, 5/1/50		130,000	130,253
TransDigm, Inc., 6.375%, 6/15/26		50,000	49,436
TransDigm, Inc., 4.625%, 1/15/29		340,000	296,256
			475,945
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(4)		594,000	589,495
United Airlines Holdings, Inc., 5.00%, 2/1/24		85,000	84,477
			673,972
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(4)		105,000	102,767
Automobiles — 0.1%
BMW Finance NV, 0.875%, 4/3/25	EUR	50,000	52,133
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		$670,000	557,943
General Motors Co., 5.15%, 4/1/38		410,000	386,927
			997,003
Banks — 0.6%
Akbank T.A.S., 5.00%, 10/24/22		130,000	130,560
Avi Funding Co. Ltd., 3.80%, 9/16/25(4)		255,000	258,365
Banco Santander SA, 2.50%, 3/18/25	EUR	200,000	212,821
Bank of America Corp., VRN, 2.88%, 10/22/30		$397,000	355,501

Barclays PLC, VRN, 1.375%, 1/24/26	EUR	100,000	103,361
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	100,000	105,507
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	200,000	212,611
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	400,000	409,499
Citigroup, Inc., VRN, 3.07%, 2/24/28		$106,000	99,716
Citigroup, Inc., VRN, 3.52%, 10/27/28		160,000	152,479
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	265,868
Credit Agricole SA, 7.375%, 12/18/23	GBP	100,000	133,693
European Financial Stability Facility, 2.125%, 2/19/24	EUR	399,000	432,687
European Financial Stability Facility, 0.40%, 5/31/26	EUR	400,000	410,801
European Financial Stability Facility, 2.35%, 7/29/44	EUR	60,000	69,949
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	66,225
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	425,430
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	246,533
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	120,000	167,049
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$605,000	487,739
			4,746,394
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		370,000	365,251
Biotechnology — 0.1%
AbbVie, Inc., 4.40%, 11/6/42		605,000	575,125
Capital Markets†
Criteria Caixa SA, 1.50%, 5/10/23	EUR	100,000	106,513
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(4)		$82,000	81,868
Olin Corp., 5.125%, 9/15/27		60,000	59,514
			141,382
Commercial Services and Supplies†
Waste Connections, Inc., 2.95%, 1/15/52		154,000	114,890
Waste Management, Inc., 2.50%, 11/15/50		220,000	157,346
			272,236
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(4)		396,000	339,865
Ball Corp., 5.25%, 7/1/25		35,000	35,915
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(4)		30,000	29,328
Sealed Air Corp., 5.125%, 12/1/24(4)		80,000	81,505
			486,613
Diversified Consumer Services†
Duke University, 3.30%, 10/1/46		220,000	198,709
Diversified Financial Services — 0.3%
Fiore Capital LLC, VRDN, 0.50%, 5/6/22 (LOC: Wells Fargo Bank N.A.)		2,500,000	2,500,000
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	128,419
AT&T, Inc., 5.25%, 3/1/37		$242,000	257,163
AT&T, Inc., 4.90%, 8/15/37		110,000	111,259
AT&T, Inc., 4.80%, 6/15/44		29,000	27,888
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	150,000	185,895
Deutsche Telekom International Finance BV, 0.875%, 1/30/24	EUR	40,000	42,187
Level 3 Financing, Inc., 4.625%, 9/15/27(4)		$243,000	218,847
Turk Telekomunikasyon AS, 4.875%, 6/19/24(4)		205,000	196,167
Verizon Communications, Inc., 1.75%, 1/20/31		230,000	187,998
			1,355,823
Electric Utilities — 0.2%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	221,007
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	116,030

Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	55,214
Exelon Corp., 4.45%, 4/15/46		190,000	178,038
Israel Electric Corp. Ltd., 6.875%, 6/21/23(4)		102,000	106,053
MidAmerican Energy Co., 4.40%, 10/15/44		80,000	78,088
Northern States Power Co., 3.20%, 4/1/52		160,000	133,419
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30		500,000	433,015
			1,320,864
Equity Real Estate Investment Trusts (REITs) — 0.1%
EPR Properties, 4.95%, 4/15/28		635,000	611,564
EPR Properties, 3.60%, 11/15/31		118,000	100,056
IIP Operating Partnership LP, 5.50%, 5/25/26		330,000	329,885
VICI Properties LP / VICI Note Co., Inc., 5.625%, 5/1/24(4)		90,000	91,278
			1,132,783
Food and Staples Retailing†
Tesco PLC, 5.00%, 3/24/23	GBP	50,000	64,236
Health Care Providers and Services — 0.2%
CVS Health Corp., 4.78%, 3/25/38		$475,000	470,368
DaVita, Inc., 4.625%, 6/1/30(4)		510,000	444,600
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	139,872
Universal Health Services, Inc., 2.65%, 10/15/30(4)		605,000	509,947
			1,564,787
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(4)		200,000	171,727
MGM Resorts International, 6.00%, 3/15/23		130,000	131,620
Penn National Gaming, Inc., 5.625%, 1/15/27(4)		150,000	143,063
Penn National Gaming, Inc., 4.125%, 7/1/29(4)		77,000	65,065
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)		150,000	138,163
			649,638
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	435,506
Meritage Homes Corp., 5.125%, 6/6/27		160,000	156,998
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)		238,000	197,668
			790,172
Insurance†
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	213,820
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(4)		$153,000	152,557
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	328,385
Prosus NV, 3.68%, 1/21/30(4)		500,000	422,506
			750,891
Media — 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		120,000	103,242
DISH DBS Corp., 7.75%, 7/1/26		310,000	291,983
Paramount Global, 4.375%, 3/15/43		165,000	136,591
WPP Finance 2013, 3.00%, 11/20/23	EUR	100,000	108,807
			640,623
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(4)		$400,000	374,986
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(4)		452,000	424,267
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	184,523
Minera Mexico SA de CV, 4.50%, 1/26/50(4)		500,000	434,535
Teck Resources Ltd., 6.25%, 7/15/41		230,000	250,002
			1,668,313

Mortgage Real Estate Investment Trusts (REITs)†
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(4)		356,000	319,991
Multi-Utilities†
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	70,063
NiSource, Inc., 5.65%, 2/1/45		200,000	204,935
			274,998
Oil, Gas and Consumable Fuels — 0.3%
Antero Resources Corp., 7.625%, 2/1/29(4)		184,000	195,150
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	147,001
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		70,000	69,305
Enbridge, Inc., 3.40%, 8/1/51		210,000	165,262
Enterprise Products Operating LLC, 4.85%, 3/15/44		360,000	346,048
Enterprise Products Operating LLC, 3.30%, 2/15/53		149,000	112,219
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(4)		491,305	411,666
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		180,000	196,891
MEG Energy Corp., 5.875%, 2/1/29(4)		220,000	215,599
Petroleos Mexicanos, 3.50%, 1/30/23		110,000	109,322
Petroleos Mexicanos, 6.50%, 3/13/27		105,000	100,500
Southwestern Energy Co., 5.95%, 1/23/25		14,000	14,219
			2,083,182
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23		45,000	46,578
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(4)		159,000	159,567
Viatris, Inc., 4.00%, 6/22/50		246,000	182,314
			341,881
Road and Rail†
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	158,432
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	66,074
			224,506
Software — 0.1%
NCR Corp., 5.125%, 4/15/29(4)		335,000	319,642
Oracle Corp., 3.60%, 4/1/40		310,000	240,540
			560,182
Specialty Retail†
Home Depot, Inc., 2.375%, 3/15/51		259,000	180,767
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27		500,000	468,337
DP World Crescent Ltd., 4.85%, 9/26/28		250,000	256,350
			724,687
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(4)		228,000	221,480
Millicom International Cellular SA, 5.125%, 1/15/28(4)		229,500	216,570
Sprint Corp., 7.875%, 9/15/23		75,000	78,847
Sprint Corp., 7.125%, 6/15/24		205,000	216,028
T-Mobile USA, Inc., 4.75%, 2/1/28		539,000	532,599
T-Mobile USA, Inc., 3.50%, 4/15/31		27,000	23,968
T-Mobile USA, Inc., 3.50%, 4/15/31(4)		125,000	110,963
			1,400,455
TOTAL CORPORATE BONDS (Cost $31,204,257)			28,103,644
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.2%
Australia — 0.1%
Australia Government Bond, 3.00%, 3/21/47	AUD	270,000	176,290
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	274,079
			450,369

Austria — 0.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(4)	EUR	185,000	194,946
Republic of Austria Government Bond, 4.15%, 3/15/37(4)	EUR	121,000	173,600
			368,546
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	74,000	107,259
Canada — 0.3%
Canadian Government Bond, 0.25%, 3/1/26	CAD	1,500,000	1,062,733
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	626,332
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	363,711
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	426,095
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	27,395
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	82,574
			2,588,840
China — 0.5%
China Government Bond, 2.68%, 5/21/30	CNY	24,800,000	3,706,239
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	105,687
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	82,977
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	72,020
			154,997
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	219,000	256,032
Finland Government Bond, 0.125%, 4/15/36(4)	EUR	2,250,000	1,960,577
			2,216,609
France — 0.2%
French Republic Government Bond OAT, 0.00%, 11/25/31(5)	EUR	1,400,000	1,295,475
Germany†
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(5)	EUR	400,000	305,310
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	315,825
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	190,435
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,433,261
			1,623,696
Japan — 0.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	204,298
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	173,800,000	1,703,198
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,461,534
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	3,406,996
			6,776,026
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	228,703
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	449,568
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	701,390
			1,150,958
Netherlands — 0.1%
Netherlands Government Bond, 0.50%, 7/15/26(4)	EUR	506,000	529,533
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	82,000	114,811
			644,344
Norway†
Norway Government Bond, 2.00%, 5/24/23(4)	NOK	405,000	43,303

Norway Government Bond, 1.75%, 2/17/27(4)	NOK	1,880,000	192,683
			235,986
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	176,174
Philippines†
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	117,084
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	169,314
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	5,107
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	274,180
Spain†
Spain Government Bond, 4.40%, 10/31/23(4)	EUR	100,000	112,139
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	132,000	142,329
Spain Government Bond, 5.15%, 10/31/28(4)	EUR	47,000	60,941
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	9,000	14,210
			329,619
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	437,440
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	87,174
			524,614
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	124,898
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	358,701
			483,599
United Kingdom — 0.1%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	800,000	951,322
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	77,479
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $27,726,079)			25,383,361
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.84%, (3-month LIBOR plus 2.80%), 1/15/29(4)		500,000	489,909
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 2.79%, (3-month LIBOR plus 1.75%), 4/15/30(4)		350,000	345,052
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 2.64%, (3-month LIBOR plus 1.60%), 4/17/33(4)		725,000	715,100
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 3.09%, (3-month LIBOR plus 2.05%), 4/18/31(4)		575,000	565,777
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 3.74%, (3-month LIBOR plus 2.60%), 4/22/32(4)		1,750,000	1,731,352
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 4.01%, (3-month LIBOR plus 2.95%), 7/20/32(4)		350,000	346,714
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 2.89%, (3-month LIBOR plus 1.85%), 11/16/30(4)		1,100,000	1,087,821
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 2.79%, (3-month LIBOR plus 1.75%), 4/17/30(4)		3,000,000	2,920,992
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.89%, (3-month LIBOR plus 1.85%), 10/15/30(4)		450,000	440,077
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 2.96%, (3-month LIBOR plus 1.90%), 1/20/30(4)		512,500	498,849
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.18%, (3-month LIBOR plus 1.12%), 7/20/31(4)		350,000	348,136
KKR CLO Ltd., Series 2018, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/18/30(4)		325,000	322,477
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/31(4)		500,000	495,785
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.54%, (3-month LIBOR plus 1.50%), 4/15/31(4)		600,000	595,006
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 3.28%, (3-month LIBOR plus 2.10%), 1/25/32(4)		450,000	445,639
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(4)		425,000	419,616
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 2.00%, (1-month LIBOR plus 1.45%), 10/16/36(4)		716,000	704,301
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.91%, (3-month LIBOR plus 2.85%), 1/20/31(4)		250,000	244,426
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.23%, (3-month SOFR plus 2.00%), 4/15/30(4)		350,000	342,963

Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 3.41%, (3-month LIBOR plus 2.35%), 1/20/32(4)	400,000	395,982
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 3.56%, (3-month LIBOR plus 2.50%), 7/20/32(4)	1,450,000	1,429,643
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.70%), 4/18/33(4)	1,000,000	991,973
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,111,170)		15,877,590
MUNICIPAL SECURITIES — 1.6%
Alabama Housing Finance Authority Rev., (Pedcor Investments-2006-XC LP), VRDN, 0.50%, 5/6/22 (LOC: U.S. Bank N.A.)	1,005,000	1,005,000
Alaska Housing Finance Corp. Rev., VRDN, 0.55%, 5/6/22	600,000	600,000
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	168,471
California Infrastructure & Economic Development Bank Rev., (Morningstar Enterprises LLC), VRDN, 0.48%, 5/6/22 (LOC: Wells Fargo Bank N.A.)	200,000	200,000
Harris County Industrial Development Corp. Rev., (Exxon Mobil Corp.), VRDN, 0.35%, 5/1/22	310,000	310,000
Hillsborough County, 0.75%, 6/16/22 (LOC: Wells Fargo Bank N.A.)	1,500,000	1,499,920
Illinois Housing Development Authority Rev., VRDN, 0.55%, 5/6/22 (LOC: FHLB)(LIQ FAC: FHLB)	650,000	650,000
Industrial Development Authority of the County of Yavapai Rev., (Drake Cement LLC), VRDN, 0.58%, 5/6/22 (LOC: Scotiabank)	3,100,000	3,100,000
Iowa Finance Authority Rev., (Iowa Health System Obligated Group), VRDN, 0.31%, 5/1/22 (LOC: JPMorgan Chase Bank N.A.)	200,000	200,000
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	35,945
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	18,320
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	185,257
New York City GO, 6.27%, 12/1/37	40,000	47,188
New York State Housing Finance Agency Rev., (L&M 93rd Street LLC), VRDN, 0.50%, 5/6/22 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,100,000	1,100,000
Newport News Economic Development Authority Rev., (Huntington Ingalls Industries, Inc.), VRDN, 0.58%, 5/6/22 (LOC: JPMorgan Chase Bank N.A.)	100,000	100,000
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	212,981
Pinal County Industrial Development Authority Rev., (Milky Way Dairy LLC), VRDN, 0.50%, 5/6/22 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	138,230
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	130,000	148,906
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	205,911
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	156,616
State of California GO, 4.60%, 4/1/38	100,000	104,375
State of California GO, 7.55%, 4/1/39	60,000	83,294
State of California GO, 7.30%, 10/1/39	90,000	119,053
State of Texas GO, VRDN, 0.46%, 5/6/22 (SBBPA: State Street Bank & Trust Co.)	900,000	900,000
Tennis for Charity, Inc. Rev., VRDN, 0.45%, 5/6/22 (LOC: JPMorgan Chase Bank N.A.)	780,000	780,000
TOTAL MUNICIPAL SECURITIES (Cost $12,899,941)		13,069,467
ASSET-BACKED SECURITIES — 1.0%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(4)	396,724	353,405
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	113,226	111,892
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(4)	600,000	553,687
FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.79%, 8/17/37(4)	3,100,000	2,862,780
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(4)	1,800,000	1,659,531
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(4)	663,315	592,876
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(4)	1,263,465	1,129,687
UAL Pass-Through Trust, Series 2007-1, 6.64%, 1/2/24	32,052	32,030
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	129,126	127,162
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	254,715	253,463
TOTAL ASSET-BACKED SECURITIES (Cost $8,433,171)		7,676,513
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.95%, (1-month LIBOR plus 2.40%), 9/15/36(4)	900,000	868,740
BXHPP Trust, Series 2021-FILM, Class D, VRN, 2.05%, (1-month LIBOR plus 1.50%), 8/15/36(4)	1,500,000	1,436,245

Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 2.27%, (1-month LIBOR plus 1.60%), 7/25/36(4)	1,500,000	1,478,731
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,904,918)		3,783,716
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	8,254	7,867
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.59%, 3/25/35	30,143	30,479
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.72%, 6/25/34	58,328	58,590
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	55,125	55,737
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(4)	1,800,000	1,549,234
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.55%, 10/25/34	47,467	48,545
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.17%, 6/25/34	19,446	18,885
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.48%, 5/25/34	41,031	40,070
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 1/25/35	53,439	54,597
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 11/21/34	165,692	164,146
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 11/25/35	30,768	30,266
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	49,565	49,199
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	15,489	15,401
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.99%, (30-day average SOFR plus 1.70%), 12/27/33(4)	850,000	836,067
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(4)	29,455	28,771
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	31,017	31,312
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	33,725	32,799
		3,051,965
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	724,187	132,930
FNMA, Series 2014-C02, Class 2M2, VRN, 3.27%, (1-month LIBOR plus 2.60%), 5/25/24	261,931	264,042
FNMA, Series 2015-C04, Class 1M2, VRN, 6.37%, (1-month LIBOR plus 5.70%), 4/25/28	209,777	225,276
		622,248
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,874,627)		3,674,213
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	485,885
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 3.00%	400,000	421,980
Telefonica Europe BV, 5.875%	100,000	110,424
		532,404
Electric Utilities†
Electricite de France SA, 3.375%	200,000	178,814
Enel SpA, 2.25%	200,000	195,790
		374,604
Insurance — 0.1%
Allianz SE, 3.375%	100,000	107,156
Allianz SE, 4.75%	200,000	217,579
AXA SA, 6.69%	50,000	68,754
Credit Agricole Assurances SA, 4.25%	200,000	215,072
Intesa Sanpaolo Vita SpA, 4.75%	100,000	105,825
		714,386
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	477,174
Trading Companies and Distributors†
Aircastle Ltd., 5.25%(4)	520,000	463,523
TOTAL PREFERRED STOCKS (Cost $3,762,446)		3,047,976

EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	798	330,021
iShares MSCI EAFE Value ETF	2,468	117,489
iShares Russell Mid-Cap Value ETF	8,229	925,022
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,417,274)		1,372,532
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.18%, (12-month LIBOR plus 1.87%), 7/1/36	19,689	20,453
FHLMC, VRN, 2.20%, (1-year H15T1Y plus 2.14%), 10/1/36	53,400	55,747
FHLMC, VRN, 2.40%, (1-year H15T1Y plus 2.26%), 4/1/37	64,238	66,785
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.86%), 7/1/41	44,509	46,322
FNMA, VRN, 1.73%, (6-month LIBOR plus 1.57%), 6/1/35	37,035	38,475
FNMA, VRN, 1.76%, (6-month LIBOR plus 1.57%), 6/1/35	27,414	28,446
FNMA, VRN, 1.78%, (6-month LIBOR plus 1.54%), 9/1/35	8,933	9,220
FNMA, VRN, 2.29%, (1-year H15T1Y plus 2.16%), 3/1/38	59,652	62,132
		327,580
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 6.00%, 2/1/38	22,774	25,207
FNMA, 3.50%, 3/1/34	85,108	85,500
GNMA, 9.00%, 4/20/25	176	179
GNMA, 7.50%, 10/15/25	1,031	1,043
GNMA, 6.00%, 4/15/26	314	332
GNMA, 7.50%, 6/15/26	980	993
GNMA, 7.00%, 12/15/27	6,395	6,419
GNMA, 7.50%, 12/15/27	2,270	2,321
GNMA, 6.00%, 5/15/28	4,066	4,299
GNMA, 6.50%, 5/15/28	3,629	3,835
GNMA, 7.00%, 5/15/31	9,462	10,269
GNMA, 5.50%, 11/15/32	25,065	27,496
GNMA, 6.50%, 10/15/38	426,899	476,214
GNMA, 4.50%, 6/15/41	160,973	171,177
		815,284
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,097,424)		1,142,864
SHORT-TERM INVESTMENTS — 6.8%
Certificates of Deposit — 1.8%
Nordea Bank Abp, 0.29%, 6/6/22	3,990,000	3,988,415
Nordea Bank Abp, 0.19%, 6/24/22	3,900,000	3,895,726
Nordea Bank Abp, VRN, 0.62%, (SOFR plus 0.34%), 10/17/22	4,290,000	4,289,491
Svenska Handelsbanken AB, 0.23%, 5/10/22	2,200,000	2,199,841
		14,373,473
Commercial Paper(6) — 2.7%
Canadian Imperial Bank of Commerce, 0.22%, 11/4/22(4)	1,650,000	1,634,373
First Abu Dhabi Bank PJSC, 0.69%, 7/1/22(4)	9,450,000	9,451,006
Royal Bank of Canada, 0.18%, 5/16/22	3,000,000	2,999,139
Svenska Handelsbanken AB, 0.35%, 11/1/22	2,000,000	1,981,296
Toyota Credit Canada, Inc., 1.27%, 8/16/22	5,000,000	4,978,442
		21,044,256
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,949,663	9,949,663
State Street Navigator Securities Lending Government Money Market Portfolio(7)	1,281,972	1,281,972
		11,231,635
Treasury Bills(6) — 0.9%
U.S. Treasury Bills, 1.93%, 4/20/23	$5,600,000	5,489,464

U.S. Treasury Bills, 0.89%, 9/22/22	2,000,000	1,991,261
		7,480,725
TOTAL SHORT-TERM INVESTMENTS (Cost $54,179,153)		54,130,089
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $713,895,407)		789,122,594
OTHER ASSETS AND LIABILITIES — 0.6%		4,399,988
TOTAL NET ASSETS — 100.0%		$793,522,582

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	110,533	AUD	150,611	UBS AG	6/15/22	$4,037
CAD	31,356	USD	24,543	Goldman Sachs & Co.	6/30/22	(139)
CAD	68,747	USD	54,469	Morgan Stanley	6/30/22	(964)
USD	1,988,254	CAD	2,539,299	UBS AG	6/15/22	11,800
USD	823,235	CAD	1,037,322	Credit Suisse AG	6/30/22	15,899
USD	37,143	CAD	46,873	Credit Suisse AG	6/30/22	662
USD	18,338	CAD	23,155	Morgan Stanley	6/30/22	317
USD	23,620	CAD	29,841	Morgan Stanley	6/30/22	395
USD	436,918	CHF	403,249	Morgan Stanley	6/15/22	21,476
CNY	35,314,726	USD	5,322,491	Morgan Stanley	6/15/22	(8,090)
USD	7,172,552	CNY	45,796,745	Morgan Stanley	6/15/22	280,745
USD	143,855	DKK	980,793	UBS AG	6/15/22	4,488
EUR	50,000	USD	55,845	JPMorgan Chase Bank N.A.	6/15/22	(2,994)
EUR	20,641	USD	22,778	JPMorgan Chase Bank N.A.	6/30/22	(942)
EUR	13,646	USD	15,123	JPMorgan Chase Bank N.A.	6/30/22	(687)
EUR	49,705	USD	54,778	JPMorgan Chase Bank N.A.	6/30/22	(2,195)
EUR	22,664	USD	24,753	JPMorgan Chase Bank N.A.	6/30/22	(777)
EUR	11,569	USD	12,571	JPMorgan Chase Bank N.A.	6/30/22	(331)
EUR	82,981	USD	90,021	JPMorgan Chase Bank N.A.	6/30/22	(2,236)
EUR	11,985	USD	12,877	JPMorgan Chase Bank N.A.	6/30/22	(198)
EUR	13,943	USD	14,899	JPMorgan Chase Bank N.A.	6/30/22	(149)
EUR	10,857	USD	11,500	JPMorgan Chase Bank N.A.	6/30/22	(14)
USD	8,325,897	EUR	7,626,333	JPMorgan Chase Bank N.A.	6/15/22	264,657
USD	362,003	EUR	328,516	JPMorgan Chase Bank N.A.	6/15/22	14,752
USD	425,469	EUR	384,868	JPMorgan Chase Bank N.A.	6/30/22	18,317
USD	1,837,222	EUR	1,661,900	JPMorgan Chase Bank N.A.	6/30/22	79,093
USD	12,680	EUR	11,332	JPMorgan Chase Bank N.A.	6/30/22	691
USD	55,310	EUR	50,483	JPMorgan Chase Bank N.A.	6/30/22	1,904
USD	80,684	EUR	73,916	JPMorgan Chase Bank N.A.	6/30/22	2,487
USD	8,882	EUR	8,188	JPMorgan Chase Bank N.A.	6/30/22	221
USD	16,337	EUR	15,010	JPMorgan Chase Bank N.A.	6/30/22	457
USD	46,625	EUR	43,633	JPMorgan Chase Bank N.A.	6/30/22	466
USD	178,703	EUR	169,572	JPMorgan Chase Bank N.A.	6/30/22	(687)
USD	65,665	EUR	61,960	JPMorgan Chase Bank N.A.	6/30/22	118
USD	12,136	EUR	11,451	JPMorgan Chase Bank N.A.	6/30/22	22
GBP	26,562	USD	34,973	Bank of America N.A.	6/30/22	(1,569)
GBP	23,138	USD	30,509	Bank of America N.A.	6/30/22	(1,410)
GBP	23,702	USD	31,135	Bank of America N.A.	6/30/22	(1,328)
GBP	18,175	USD	23,785	Bank of America N.A.	6/30/22	(928)
GBP	23,156	USD	29,184	Bank of America N.A.	6/30/22	(63)
GBP	18,904	USD	23,756	Bank of America N.A.	6/30/22	17
GBP	32,518	USD	40,566	Bank of America N.A.	6/30/22	329
GBP	20,003	USD	25,215	Bank of America N.A.	6/30/22	(58)

USD	303,578	GBP	231,368	Bank of America N.A.	6/15/22	12,634
USD	1,008,105	GBP	761,265	Bank of America N.A.	6/30/22	50,732
IDR	1,619,453,765	USD	113,090	Goldman Sachs & Co.	6/15/22	(2,149)
JPY	331,089,202	USD	2,722,313	Bank of America N.A.	6/15/22	(167,494)
JPY	1,001,385	USD	8,099	Bank of America N.A.	6/30/22	(367)
JPY	722,925	USD	5,759	Bank of America N.A.	6/30/22	(177)
USD	6,676,667	JPY	768,350,872	Bank of America N.A.	6/15/22	747,757
USD	200,324	JPY	24,108,210	Bank of America N.A.	6/30/22	14,168
USD	5,692	JPY	690,795	Bank of America N.A.	6/30/22	358
USD	5,564	JPY	680,085	Bank of America N.A.	6/30/22	313
USD	6,027	JPY	755,055	Bank of America N.A.	6/30/22	197
USD	6,780	JPY	867,510	Bank of America N.A.	6/30/22	81
KRW	404,106,648	USD	327,570	Goldman Sachs & Co.	6/15/22	(7,664)
USD	371,560	MXN	8,032,448	Goldman Sachs & Co.	6/15/22	(18,833)
USD	155,528	MYR	648,861	Goldman Sachs & Co.	6/15/22	6,160
NOK	89,259	USD	10,168	UBS AG	6/30/22	(650)
NOK	98,568	USD	11,102	UBS AG	6/30/22	(591)
NOK	117,832	USD	13,154	UBS AG	6/30/22	(588)
USD	295,310	NOK	2,595,797	UBS AG	6/30/22	18,493
USD	7,261	NOK	64,135	UBS AG	6/30/22	422
USD	7,591	NOK	66,118	UBS AG	6/30/22	540
USD	7,873	NOK	73,404	UBS AG	6/30/22	46
SEK	1,125,577	USD	112,877	UBS AG	6/15/22	1,885
USD	443,676	THB	14,610,246	Goldman Sachs & Co.	6/15/22	16,847
						$1,369,711

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	15	June 2022	$2,012,529	$(91,013)
Korean Treasury 10-Year Bonds	10	June 2022	911,783	(38,471)
U.K. Gilt 10-Year Bonds	26	June 2022	3,872,243	(126,562)
U.S. Treasury 10-Year Ultra Notes	44	June 2022	5,676,000	(423,695)
U.S. Treasury 2-Year Notes	90	June 2022	18,973,125	(360,099)
U.S. Treasury 5-Year Notes	31	June 2022	3,492,828	(156,022)
			$34,938,508	$(1,195,862)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	66	June 2022	$7,864,312	$(8,077)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$12,050,000	$(528,266)	$131,313	$(396,953)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,294,587. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $52,916,376, which represented 6.7% of total net assets.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,360,631, which includes securities collateral of $78,659.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	371,903,692	—	—
Common Stocks	150,748,847	47,044,390	—
U.S. Treasury Securities	—	62,163,700	—
Corporate Bonds	—	28,103,644	—
Sovereign Governments and Agencies	—	25,383,361	—
Collateralized Loan Obligations	—	15,877,590	—
Municipal Securities	—	13,069,467	—
Asset-Backed Securities	—	7,676,513	—
Commercial Mortgage-Backed Securities	—	3,783,716	—
Collateralized Mortgage Obligations	—	3,674,213	—
Preferred Stocks	—	3,047,976	—
Exchange-Traded Funds	1,372,532	—	—
U.S. Government Agency Mortgage-Backed Securities	—	1,142,864	—
Short-Term Investments	11,231,635	42,898,454	—
	535,256,706	253,865,888	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,593,983	—

Liabilities
Other Financial Instruments
Futures Contracts	947,893	256,046	—
Swap Agreements	—	396,953	—
Forward Foreign Currency Exchange Contracts	—	224,272	—
	947,893	877,271	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2022 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$28,619	—	—	$(3,026)	$25,593	541	—	$351
American Century Emerging Markets Bond ETF	—	$11,533	—	(2,099)	9,434	232	—	284
American Century Focused Dynamic Growth ETF(3)	27,285	2,337	$187	(7,802)	21,633	355	$20	—
American Century Focused Large Cap Value ETF	43,638	1,173	13,917	(1,604)	29,290	496	672	1,209
American Century Multisector Income ETF	—	41,716	—	(3,678)	38,038	833	—	808
American Century Quality Diversified International ETF	30,472	5,585	241	(6,242)	29,574	687	(2)	380
American Century STOXX U.S. Quality Growth ETF	47,359	2,752	5,933	(10,469)	33,709	546	4,680	80
American Century STOXX U.S. Quality Value ETF	62,991	3,877	20,706	(4,104)	42,058	842	3,468	661
Avantis Emerging Markets Equity ETF	20,680	20,189	1,305	(5,575)	33,989	608	(22)	703
Avantis International Equity ETF	30,672	4,838	386	(4,092)	31,032	550	(4)	472
Avantis International Small Cap Value ETF	10,202	135	754	(1,035)	8,548	144	199	131
Avantis U.S. Equity ETF	62,687	215	7,517	(6,093)	49,292	694	3,902	554
Avantis U.S. Small Cap Value ETF	19,530	86	365	463	19,714	262	41	213
	$384,135	$94,436	$51,311	$(55,356)	$371,904	6,790	$12,954	$5,846
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.